1933 Act File No. 33-45753
                                                    1940 Act File No. 811-6561


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                       ------

      Pre-Effective Amendment No.

      Post-Effective Amendment No.   18                                 X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ------

      Amendment No.   17                                                 X
      ------                                                           ------

                                  CCMI FUNDS

              (Exact Name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                          Federated Investors Tower,
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b)
____ on ____________________ pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a) (i)
____ on _________________ pursuant to paragraph (a) (i).
____ 75 days after filing pursuant to paragraph (a)(ii)
__x__ on July 31, 2002 pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Copy to:  Matthew G. Maloney, Esquire
         Dickstein, Shapiro & Morin
         2101 L Street, N.W.
         Washington, D.C.  20037






CCMI EQUITY FUND

(formerly, CCB Equity Fund)


A Portfolio of CCMI Funds

(formerly, CCB Funds)



prospectus

July 31, 2002



A mutual fund seeking to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund attempts to achieve this objective by investing primarily in common stocks.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents
                                    Risk/Return Summary
                                    What are the Fund's Fees and Expenses?
                                    What are the Fund's Investment Strategies?
                                    What are the Principal Securities in
                                    Which the Fund Invests?
                                    What are the Specific Risks of Investing in the Fund?
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    How to Purchase Shares
                                    How to Exchange Shares
                                    How to Redeem Shares
                                    Account and Share Information
                                    Who Manages the Fund?
                                    Financial Information
                                    Report of Independent Public Accountants


Not FDIC Insured   May Lose Value   No Bank Guarantee


RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in a broad, diversified range of common stocks of companies deemed to have above average earnings growth prospects and whose shares are available at reasonable prices. As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of its assets are invested in equity securities. The Fund uses a "blended" style of investing, selecting both growth and value stocks.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's return include:
o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

o Risks Relating to Investing for Growth. Growth Stocks may experience a larger decline than value stocks on a forecast of lower earnings, a negative fundamental development or an adverse market development.

o Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

o Sector Risks. Because the Adviser may allocate more of the Fund's portfolio holdings to a particular industry sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

The Shares offered by this prospectus are not deposits or obligations of Commerce Capital Management, Inc. or its affiliates, are not endorsed or guaranteed by Commerce Capital Management, Inc. or its affiliates and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table
To Be Filed By Amendment


WHAT ARE THE FUND'S FEES AND EXPENSES?


CCMI EQUITY FUND

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as    5
a percentage of offering price)                      5.%
Redemption Fee (as a percentage of amount redeemed,
if applicable) (1)                                   0.00%

Annual Fund Operating Expenses (Before Waivers) (2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee (3)                                   0.85%
Distribution (12b-1) Fee                             NONE
Shareholder Services Fee(4)                          0.25%
Other Expenses
                                                     0.35%
Total Annual Fund Operating Expenses                 1.45%
1. Applies to purchases at net asset value (investments of $1,000,000 or more) which are redeemeed within one year of purchase. See "How To Redeem Shares".
-----------------------------------------------------------------
2. Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts.
  These are shown below along with the net expnses the Fund actually paid for the fiscal year ended May 31, 2001.
   Total Waivers of Fund
  Epenses
  0.28%
    Total Actual Annual Fund Operating Expenses (after
waivers)                                              1.17%
3. The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the fund (after the voluntary waiver) was 0.67% for the fiscal year ended May 31, 2001.
4. A portion of the shareholder services fee was voluntarily waived. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund
  (after the voluntary waiver) was 0.15% for the fiscal year encded May 31, 2001.






Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                          1         Years    5        10
                          Year    3          Years    Years
                          $714    $1,007     $1,322   $2,210


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WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in equity securities. The Fund invests primarily in a broad, diversified range of common stocks which, in the Adviser's opinion, are trading at a reasonable valuation in relation to their history, to the market and to their expected future price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.
  Companies with similar characteristics may be grouped together in broad categories called sectors. Although the Adviser may allocate relatively more of the Fund's portfolio securities to a particular industry sector, the Adviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors.
  The Fund's Adviser performs traditional fundamental analysis to select securities that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.
  The Fund uses a "blended" style of investing, using a combination of both growth and value stocks.

Portfolio Turnover
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund invests.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Stock Market Risks
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
  The minimum initial investment for Fund Shares by an investor is $1,000. Subsequent investments must be in amounts of at least $100. The Fund may waive these minimums for purchases made by the Trust Division of National Commerce Financial Corporation, for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

  The Funds Shares are sold at their NAV plus a sales charge, as follows:
                  Sales
------------------Charge  Sales
                  as a    Charge
                  Percentaas a
                  of      Percentage
Purchase Amount   Public  of NAV
                  Offering
                  Price
Less than $50,000 5.75%   6.10%
$50,000 but less  4.50%   4.71%
than $100,000
$100,000 but less 3.75%   3.63%
than $250,000
$250,000 but less 2.50%   2.56%
than $500,000
$500,000 but less 2.00%   2.04%
than $1million
$1 million or     0.00%   0.00%
greater*

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* A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See  "How to Redeem Shares."
The sales charge at purchase may be reduced or eliminated by:
o     purchasing Shares in greater quantities to reduce the applicable sales charge;

o     combining concurrent purchases of Shares:

-     by you, your spouse, and your children under age 21; or
-     of two CCMI Funds;
o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:
o     using the reinvestment privilege;

o     by exchanging Shares from another CCMI Fund;

o through entities that have no transaction fee arrangements or wrap accounts or similar programs, under which clients pay a fee;

o within 90 days of redeeming Shares of an equal or lesser amount of the redemption;

o within 60 days of redeeming Shares of any other CCMI mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;

o as an employee or retired employee of National Commerce Financial Corporation, Federated Securities Corp., or their affiliates, or of any bank or investment dealer which has a sales agreement with Federated Securities Corp. with regard to the Fund and members of their families (including parents, grandparents, siblings, spouses, children, aunts, uncles and in-laws) of such employees or retired employees;

o     through the Trust Division of National Commerce Financial Corporation;
   or

o on and after April 1, 2002 by any person or entity which was a shareholder of record of the Fund on March 31, 2002.

If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify Commerce Capital Management, Inc. or the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchase. More information on reducing or eliminating the sales charge is in the Fund's Statement of Additional Information.

HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to trust clients of National Commerce Financial Corporation and its affiliates and individual investors.
  When the Distributor receives sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



HOW TO PURCHASE SHARES

You may purchase Shares through Commerce Capital Management, Inc. or through an investment professional that has a sales agreement with the Distributor (Authorized Dealer).

THROUGH COMMERCE CAPITAL MANAGEMENT, INC.
An investor may purchase Shares by calling Commerce Capital Management, Inc. at 1-800-386-3111. Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Payment is normally required within three business days.
  Texas residents must purchase Shares of the Fund through Federated Securities Corp. at 1-800-356-2805.

By Mail
You may also purchase Fund Shares by mailing a check and completed account application to:

      CCMI Funds

      c/o Federated Shareholder Services Company

      P.O. Box 8609

      Boston, MA 02266

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

      Federated Investors

      Attn: MFCS-CCMI Funds

      1099 Hingham Street

      Rockland, MA 02370-3317




THROUGH AN AUTHORIZED DEALER
Call your Authorized Dealer for specific instructions.
  Purchase orders must be received by the Dealer before 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.


HOW TO EXCHANGE SHARES

You may exchange Shares of the Fund into shares of another CCMI Fund or certain other funds distributed by Federal Securities Corp. ("Federated Funds") at the NAV next determined after the Funds receive the exchange request in proper form. In order to exchange Shares you must:
o     meet any minimum initial investment requirements; and

o     receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.
  The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other CCMI Funds.

By Telephone
You may exchange Shares by telephone by calling 1-800-386-3111, or by calling your Authorized Dealer directly.
  Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.
  Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

By Mail
You may exchange Shares by sending a written request to the Fund. Send your requests by mail to:
  CCMI Funds
  c/o Federated Shareholder Services Company
  P.O. Box 8609
  Boston, MA 02266
Send requests by private courier or overnight delivery service to:
      Federated Investors
      Attn: MFCS-CCMI Funds
      1099 Hingham Street
      Rockland, MA 02370-3317
In addition, you may exchange Shares by sending a written request to your Authorized Dealer directly.


HOW TO REDEEM SHARES

The Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through Commerce Capital Management, Inc. or directly from the Fund.
  Redemption requests must be received by 3:00 p.m. (Eastern time) and must be transmitted by Commerce Capital Management, Inc. to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

By Telephone
You may redeem Shares by calling Commerce Capital Management, Inc. at 1-800-386-3111.
  Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.
  Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

By Mail
You may redeem Shares by sending a written request to the Fund.
  Send your written redemption request including your name, the Fund name, your account number and the Share or dollar amount requested to:
  CCMI Funds
  c/o Federated Shareholder Services Company
  P.O. Box 8609
  Boston, MA 02266
Send requests by private courier or overnight delivery service to:
      Federated Investors
      Attn: MFCS-CCMI Funds
      1099 Hingham Street
      Rockland, MA 02370-3317


Signature Guarantees
Signatures must be guaranteed if:
o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Limitations on Redemption Proceeds
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

redemption fee
In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at net asset value (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of the charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. Certain redemptions are not assessed the fee. Call Commerce Capital Management, Inc. or your Authorized Dealer for more information.
  The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM
The Systematic Withdrawal Program allows you to automatically redeem Shares on a regular basis. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program. You may apply for participation in this program through your financial institution.

Additional conditions

Share Certificates
The Fund does not issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
  The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Commerce Capital Management, Inc. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 850 Ridgelake Boulevard, #101, Memphis, TN 38120.
  The Adviser is a national investment adviser within National Commerce Financial Corporation, which is a multibank holding company. As of June 30, 2001, the Adviser managed $1.02 billion. The Adviser also manages four commingled funds with approximately $125 million in total assets.

Advisory Fees
The Fund's Adviser receives an annual maximum investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive all or a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.
  William H. Collier, IV has been the Fund's portfolio manager since January 1, 2002.
  Mr. Collier joined the Adviser in August of 2000 and currently serves as Vice President and Trust Investment Officer of the Adviser. He previously served as President of Pitkin Capital Management, a private investment advisory firm, from July 1996 to August 2000 and served as managing general partner of Pitkin Partners, LP, a private equity investment partnership, from July 1996 to August 2000. Mr. Collier has over 18 years of investment management experience and earned his Bachelors degree in Business Administration from the University of North Carolina, Chapel Hill.
  Mark A. Brommer, CFA, has been the Fund's portfolio manager since January 1, 2002 and joined the Adviser in February 2000. He is currently a Vice President of the Adviser and serves as both an equity portfolio manager and equity analyst. Mr. Brommer served as a senior equity analyst with First Tennessee National Corporation from 1990 to 2000, where he was responsible for making buy and sell recommendations for stocks within 14 industries. Mr. Brommer is a former President and current member of the Memphis Society of Financial Analysts. Mr. Brommer is a Chartered Financial Analyst and received his MBA from the University of Memphis.

FINANCIAL INFORMATION

  To be Filied by amendment

A Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-386-3111.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees. Federated Securities Corp. is the distributor of the fund.

Investment Company Act File No 811-6561
Cusip 12501K302

005826 (7/02)







Statement of Additional Information



CCMI EQUITY FUND

(formerly, CCB Equity Fund)

A Portfolio of CCMI Funds
(formerly, CCB Funds)


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for CCMI Equity Fund (Fund), dated July 31, 2002. Obtain the prospectus and the Annual Report's Management Discussion and Analysis of Fund Performance without charge by calling 1-800-386-3111.




July 31, 2002






                                    Contents
                                    How is the Fund Organized?
                                    2
                                    Securities in Which the Fund Invests
                                    2
                                    What do Shares Cost?
                                    11
                                    How is the Fund Sold?
                                    11
                                    Subaccounting Services
                                    12
                                    Redemption Fee
                                    12
                                    Redemption in Kind
                                    12
                                    Massachusetts Partnership Law
                                    13
                                    Account and Share Information
                                    13
                                    Tax Information
                                    13
                                    Who Manages and Provides Services to the
                                    Fund?       13
                                    How Does the Fund Measure Performance?
                                    17
                                    Investment Ratings
                                    19
                                    Addresses                           22
Cusip 12501K302

005902 (7/02)



HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of CCMI Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 11, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from 111 Corcoran Funds to CCB Funds and the Fund changed its name from 111 Corcoran Equity Fund to CCB Equity Fund on May 13, 1998. The Trust changed its name from CCB Funds to CCMI Funds and the Fund changed its name from CCB Equity Fund to CCMI Equity Fund on June 1, 2001. The Fund's investment adviser is Commerce Capital Management, Inc. (Commerce Capital Management, Inc. or Adviser).


SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund; (shaded in chart)

A = Acceptable (but not principal) investment of the Fund

Agency Securities       A

American Depository Receipts        A

Bank Instruments        A

Common Stocks           P

Convertible Securities        A

Corporate Debt Securities           A

Delayed Delivery Transactions       A

Derivative Contracts          A

Investing in Securities of Other Investment Companies       A

Lending of Portfolios Securities          A

Preferred Stocks        A

Repurchase Agreements         A

Restricted and Illiquid Securities (1)          A

Reverse Repurchase Agreements       A

Securities of Foreign Issuers (2)         A

Treasury Securities           A

Warrants          A

Zero Coupon Securities        A

(1) The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Board of Trustees (Board) to be liquid, to 15% of its net assets.
(2) The Fund will not invest more than 10% of its total assets in securities of foreign issuers.
In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.


Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.


A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



The following describes the types of fixed income securities in which the Fund may invest.


Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. The corporate debt securities in which the Fund invests are rated, at the time of purchase, at least Baa by Moody's Investors Service, Inc. ("Moody's"), or at least BBB by Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch"), or, if not rated, determined by the Fund's Adviser to be of comparable quality. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.



Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The convertible securities in which the Fund invests are rated, at the time of purchase, at least BBB by S&P or Fitch, or at least Baa by Moody's, or, if not rated, determined by the Fund's Adviser to be of comparable quality.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.


Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country;
      or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The only foreign securities in which the Fund invests are American Depositary Receipts.


American Depositary Receipts
American Depositary Receipts ("ADRs") represent interests in underlying securities issued by a foreign company. The foreign securities underlying ADRs are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. ADRs involve risks of foreign investing.


Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.


Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: stock index futures contracts and financial futures contracts.


Options
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

o Buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset.

o ? Write call options on portfolio securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

o     ? Buy or write options to close out existing options positions.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.


Restricted and Illiquid Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities laws. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Board to be liquid, to 15% of its net assets.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Stock Market Risks
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.


Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


fundamental investment objective
The Fund's investment objective is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The investment objective may not be changed by the Fund's Board without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when- issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts.


Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options.


Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.


Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.


Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


Lending Cash or Securities
The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding money market instruments, repurchase agreements, obligations of the U.S. government, its agencies or instrumentalities, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or certain debt instruments as permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities
The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain securities not determined by the Trustees to be liquid.


Purchasing Securities to Exercise Control
The Fund will not purchase securities of a company for purpose of exercising control or management.


Writing Covered Call Options
The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.


REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:


Quantity Discounts
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.



Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


SHAREHOLDER SERVICES
The Fund may pay Federated Administrative Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Administrative Services may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Administrative Services (but not out of Fund assets). The Distributor and/or Federated Administrative Services may be reimbursed by the Adviser or its affiliates.
Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION FEE

In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held less than one year which were purchased at net asset value (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares, and is retained by the Funds and not paid to the Distributor.

The redemption fee is not assessed on:

o exchanges (except if shares acquired by exchange were then redeemed within twelve months of the initial purchase);

o redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2;

o redemptions resulting from the tax-free return of excess contributions to IRAs or employee benefit plans; and

o     redemptions through certain automatic withdrawals.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares

As ____________, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: ____________________________.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The following tables give information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The CCMI Fund Complex consists of two investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the CCMI Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-six portfolios; Federated Investors Fund Complex-139 portfolios, FirstMerit Funds-two portfolios; Regions Funds-eight portfolios; Riggs Funds- nine portfolios; and WesMark Funds- five portfolios. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-386-3111.



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate  Total
Name                   ive Years, Other Directorships    AompensatioCompensation
Birth Date             eld and Previous Positions        Crom Fund  From
Address                                                  Fpast      Trust
Positions Held with   P                                  (iscal     (past
Trust                 F                                  fear)      calendar
Date Service Began    H                                  y          year)
                      Principal Occupations: Chief                   $0
John F. Donahue*      Executive Officer and Director
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
January 1992          Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President              $0
J. Christopher        or Executive Vice President of
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
EXECUTIVE VICE        Complex; President, Chief
PRESIDENT AND         Executive Officer and Director,
TRUSTEE               Federated Investors, Inc.;
Began serving:        President, Chief Executive
January 2000          Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director
Lawrence D. Ellis,    or Trustee of the Federated Fund             $1,0561.71
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
January 1992
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                   rincipal Occupation(s) for Past   Aggregate  Total
Birth Date             ive Years, Other Directorships    CompensatioCompensation
Address                eld and Previous Positions        From Fund  From Trust
Positions Held with   P                                  (past      (past
Trust                 F                                  fiscal     calendar
Date Service Began    H                                  year) +    year)
                      Principal Occupation: Director or             $1,162.55
Thomas G. Bigley      Trustee of the Federated Fund
Birth Date: February  Complex.
3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital of
Began serving:        Pittsburgh; Director, Member of
November 1994         Executive Committee, University
                      of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director                $1,162.55
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June 23,  Complex; Chairman of the Board,
1937                  Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties Corporationin Southwest Florida.
3838 Tamiami Trail N.
Naples, FL            Previous Positions: President,
TRUSTEE               Investment Properties
Began serving:        Corporation; Senior Vice
January 1992          President, John R. Wood and
                      Associates, Inc., Realtors;
                      President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director or              $1,162.55
Nicholas P.           Trustee of the Federated Fund
Constantakis          Complex, partner, Andersen
Birth Date: September Worldwide SC (prior to 9/1/97).
3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide
January 1999

                      Principal Occupation: Director or              $1,056.71
John F. Cunningham    Trustee of the Federated Fund
Birth Date: March 5,  Complex.
1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
January 1999          consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director or              $1,056.71
Peter E. Madden       Trustee of the Federated Fund
Birth Date: March 16, Complex; Management Consultant.
1942
One Royal Palm Way    Previous Positions:
100 Royal Palm Way    Representative, Commonwealth of
Palm Beach, FL        Massachusetts General Court;
TRUSTEE               President, State Street Bank and
Began serving:        Trust Company and State Street
January 1992          Corporation (retired);, Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.

                      Principal Occupations: Director                $1,162.55
Charles F. Mansfield, or Trustee of the Federated Fund
Jr.                   Complex; Management Consultant,
Birth Date: April 10, Executive Vice President, DVC
1945                  Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach, NY (prior to 9/1/00).
TRUSTEE
Began serving:        Previous Positions: Chief
January 1999          Executive Officer, PBTC
                      International Bank; Partner,
                      Arthur Young & Company (now Ernst
                      & Young LLP); Chief Financial
                      Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Senior Vice
                      President, HSBC Bank USA
                      (formerly, Marine Midland Bank);
                      Vice President, Citibank;
                      Assistant Professor of Banking
                      and Finance, Frank G. Zarb School
                      of Business, Hofstra University.

John E. Murray, Jr.,  Principal Occupations:  Director               $1,089.29
J.D., S.J.D.          or Trustee of the Federated Fund
Birth Date: December  Complex; Chancellor and Law
20, 1932              Professor, Duquesne University;
Chancellor, Duquesne  Consulting Partner, Mollica &
University            Murray.
----------------------
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Michael Baker Corp.
 Began serving:       (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director               $1,056.71
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June 21,  Complex; Public
1935                  Relations/Marketing/
4905 Bayard Street    Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE               Previous Positions: National
Began serving:        Spokesperson, Aluminum Company of
January 1992          America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director               $1,056.71
John S. Walsh         or Trustee of the Federated Fund
Birth Date: November  Complex; President and Director,
28, 1957              Heat Wagon, Inc. (manufacturer of
2604 William Drive    construction temporary heaters);
Valparaiso, IN        President and Director,
TRUSTEE               Manufacturers Products, Inc.
Began serving:        (distributor of portable
January 1999          construction heaters); President,
                      Portable Heater Parts, a division
                      of Manufacturers Products, Inc.

                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.



------------------------------------------------------------------------------

OFFICERS**

Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust
                             Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive
Birth Date: October 26, 1938 Vice President, Secretary and Director, Federated EXECUTIVE VICE PRESIDENT AND Investors, Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment
                              Counseling; Director, Federated Global Investment
                              Management Corp., Federated Services Company and
                              Federated Securities Corp.

                              Principal Occupations: Treasurer of the Federated
Richard J. Thomas             Fund Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                          positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Senior Vice President and
Peter J. Germain              Director of Proprietary Fund Services, Federated
Birth Date: September 3, 1959 Services Company.
PRESIDENT                     -------------------------------------------------

                              Previous Positions: Senior Corporate Counsel, Federated Services Company.

                              Principal Occupations: Vice President, Federated
Beth S. Broderick             Services Company.
Birth Date: August 2, 1965
VICE PRESIDENT                Previous Positions: Client Services Officer,
                              Federated Services Company,


------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.


COMMITTEES of the board
                            ommittee Functions                Meetings Held
Board     Committee                                           During Last
Committee Members          C                                  Fiscal Year
Executive John F. Donahue  In between meetings of the full Board,          NONE
          John E.          the Executive Committee generally may
          Murray, Jr.      exercise all the powers of the full Board
                           in the management and direction of the
                           business and conduct of the affairs of
                           the Trust in such manner as the Executive
                           Committee shall deem to be in the best
                           interests of the Trust. However, the
                           Executive Committee cannot elect or
                           remove Board members, increase or
                           decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

 Audit    Thomas G.        The Audit Committee reviews and                 NONE
          Bigley           recommends to the full Board the
          John T.          independent auditors to be selected to
          Conroy, Jr.      audit the Fund's financial statements;
          Nicholas P.      meet with the independent auditors
          Constantakis     periodically to review the results of the
          Charles F.       audits and report the results to the full
          Mansfield, Jr.   Board; evaluate the independence of the
                           auditors, review legal and regulatory
                           matters that may have a material effect
                           on the financial statements, related
                           compliance policies and programs, and the related reports received from regulators;
                           review the Fund`s internal audit
                           function; review compliance with the
                           Fund`s code of conduct/ethics; review
                           valuation issues; monitor inter-fund
                           lending transactions; review custody
                           services and issues and investigate any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.


Board ownership of shares in the fund and in the CCMI family of
------------------------------------------------------------------------------

Investment companies AS OF dECEMBER 31, 2001


                      ollar            Aggregate
                       Range of   ollar Range of
                      hares       hares Owned in
                     D    Owned   CCMI Family of
Interested              in Fund  D    Investment
Board Member Name    S           S     Companies
John F. Donahue            NONE             NONE
J. Christopher             NONE             NONE
Donahue
Lawrence D. Ellis,         NONE             NONE
M.D.

Independent
Board Member Name
Thomas G. Bigley           NONE             NONE
John T. Conroy, Jr.        NONE             NONE
Nicholas P.                NONE             NONE
Constantakis
John F. Cunningham         NONE             NONE
Peter E. Madden            NONE             NONE
Charles F.                 NONE             NONE
Mansfield, Jr.
John E. Murray,            NONE             NONE
Jr., J.D., S.J.D.
Marjorie P. Smuts          NONE             NONE
John S. Walsh              NONE             NONE

INVESTMENT ADVISER
------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser shall not be liable to the Trust, the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser or its affiliates' lending relationships with an issuer.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment Advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the National Commerce Financial Corporation ("NCFC") organization in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an Advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing Advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the NCFC organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: The nature and quality of the services provided by the adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable Funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's Advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with NCFC on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the NCFC organization. NCFC provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an Advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or NCFC are responding to them.

The Board also receives financial information about NCFC organization, including reports on the compensation and benefits NCFC derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by NCFC's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the NCFC organization may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an Advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the CCMI family of funds, the Board does not approach consideration of every fund's Advisory contract as if that were the only fund offered by NCFC organization. Code of Ethics Restrictions on Personal Trading


As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



Sub-ADVISER
The Adviser delegated daily management of the Fund to a sub-adviser, Franklin Street Advisors, Inc. ("Franklin Street").

For its services under the Sub-Advisory Agreement, Franklin Street received a sub-advisory fee equal to .65% of the average daily net assets of the Equity Fund. Effective January 1, 2002, the Adviser assumed all responsibility for the management of the Fund.


Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, May 31, 2001, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $59,391,977 for which the Fund paid $72,763 in brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of the Fund as specified below:

                    Average Aggregate Daily
Maximum             Net Assets of the Fund
Administrative Fee
0.150 of 1%         on the first $250 million
0.125 of 1%         on the next $250 million
0.100 of 1%         on the next $250 million
0.075 of 1%         on assets in excess of
                    $750 million
The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

Federated Service Company, a subsidiary of Federated, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund. Federated Services Company provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
The independent public accountant for the Fund, KPMG, conducts its audits in accordance with accounting standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May    2001         2000       1999
31,
Advisory Fee Earned       $701,499     $834,859   $1,420,177
Advisory Fee Reduction    $148,553     $176,794   $148,367
Sub-Advisory Fee          $536,440     $638,404   $1,085,528
Brokerage Commissions     $117,067     $139,688   $239,314
Administrative Fee        $123,794     $148,276   $241,260
Shareholder Services Fee  $123,794     --         --

HOW DOES THE FUND MEASURE PERFORMANCE?
------------------------------------------------------------------------------

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
The performance of Shares depends upon such variables as: changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.
Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



Average Annual Total Returns and Yield
Total return are given for the one-year, five-year and Start of Performance periods ended May 31, 2001.

Yield is given for the 30-day period ended May 31, 2001.

                30-Day Period 1 Year 5 YearsStart of
                                            Performance on
                                            December 5, 1994
Total Return    N/A           (9.30)%14.16% 17.05%
Yield           0.45%         N/A    N/A    N/A


------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o.....references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

? Standard & Poor's ("S&P") Daily Stock Price Index of 500 Common Stocks, which is a composite index of common stocks in industry, transportation, and financial and public utility companies, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in S&P figures.
? Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.
? Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


INVESTMENT RATINGS

Standard & Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
Moody's Investors Service, Inc. Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are imminent default in payment of interest or principal.
Moody's Investors Service, Inc. Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o     Leading market positions in well-established industries;
o     High rates of return on funds employed;
o Conservative capitalization structure with moderate reliance on debt and ample asset protection;
o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
o Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Standard & Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES


CCMI Equity Fund

(formerly, CCB Equity Fund)

A Portfolio of CCMI Funds

(formerly, CCB Funds)

5800 Corporate Drive
Pittsburgh, PA 15237-7010


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Commerce Capital Management, Inc.
850 Ridgelake Boulevard
#101
Memphis, TN 38120

Sub-Adviser
Franklin Street Advisors, Inc.
1450 Ralegh Road
Suite 300
Chapel Hill, NC 27517

Custodian
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
KPMG
99 High Street
Boston, MA 02110-2371






PART C.    OTHER INFORMATION.

Item 23.

(a)    (i)   Conformed Copy of Declaration of Trust of the Registrant (7);
       (ii)  Conformed Copy of Amendment No. 1 to Declaration of Trust dated
             February 3, 1992 (7);
       (iii) Conformed copy of Amendment No. 2 to Declaration of Trust dated
             August 25, 1994 (6);
       (iv)  Conformed Copy of Amendment No. 3 to Declaration of   Trust
             dated August 25, 1994 (9);
       (v)   Conformed Copy of Amendment No. 4 to Declaration of Trust dated
             May 13, 1998 (9);
       (vi)  Comformed Copy of Amendment No. 5 to Declaration of Trust dated
             May 20, 1999 (11);
       (vii) Confomred Copy of Amendment No. 6 to Declaration of Trust dated
             November 16, 1999 (11);
       (viii)Conformed Copy of Amendment No. 7 to Declaration of Trust dated
             May 17, 2000 (11);
       (ix)  Conformed Copy of Amendment No 8 to Declaration of Trust dated
             February 12, 2001 (11);
             (b)   (i) Copy of By-Laws of the Registrant (7);
                   (ii) Copy of Amendment No.1 to By-Laws of Registrant (9);
                   (iii) Copy of Amendment No.2 to By-Laws of Registrant (9);
                   (iv) Copy of Amendment No.3 to By-Laws of Registrant (9);
                   (v) Copy of Amendment No.4 to By-Laws of Registrant (9);
             (c)   (i) Copy of Specimen Certificate for Shares of Beneficial
                   Interest of the 111 Corcoran Bond Fund (5);
       (ii)  Copy of Specimen Certificate for Shares of Beneficial Interest
             of the 111 Corcoran North  Carolina Municipal Securities Fund
             (5);
       (iii) Copy of Specimen Certificate for Shares of Beneifical Interest
             of the 111 Corcoran Equity Fund (7);
       (d)   (i)   Conformed copy of Investment Advisory Contract  of the
                   Registrant and Exhibit A thereto    (11);
             (ii)  Conformed Copy of Exhibit C to the present Investment
                   Advisory Contract to add 111  Corcoran Equity Fund (7);
             (iii) Conformed Copy of Sub-Advisory Agreement including Exhibit
                   A (11);
       (e)   (i)   Copy of Amendment to Distributor's Contract of the
                   Registrant (11);
             (ii)  Conformed Copy of Exhibit B to Distributor's   Contract to
                   add 111 Corcoran Equity Fund (7);
             (iii) Conformed Copy of Exhibit C to Distributor's Contract (11)
       (f)   Not applicable;
------------------------------------------------------------------------------


5. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 3, 1994 (File Nos. 33-45753 and
      811-6561)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 24, 1995 (File Nos. 33-45753 and 811-6561)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed July 21, 1998 (File Nos. 33-45753 and 811-6561)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 24, 2001 (File Nos. 33-45753 and 811-6561)


       (g)   (i)   Conformed copy of Custody Agreement of the Registrant, and
                   Exhibits A, B, and C, thereto (Exhibit C is Custodian Fee
                   Schedule) (9);
       (h)   (i)   Conformed copy of Fund Accounting and Shareholder
                   Recordkeeping Agreement of the Registrant (7);
             (ii)  Conformed copy of Administrative Services Agreement (5);
             (iii) Conformed copy of Amendment No.1 to Administrative
                   Services Agreement (9);
             (iv)  Conformed Copy of Shareholder Services Plan (7);
             (v)   Conformed copy of Exhibit A to Shareholder Services Plan
                   on behalf of 111 Corcoran Equity Fund (7);
             (vi)  Conformed copy of Exhibit B to Shareholder Services Plan on behalf of CCB Bond Fund (10);
             (vii) Conformed copy of Exhibit C to Shareholder Services Plan on behalf of CCB North Carolina Municipal Securities Fund
                   (10);
             (viii)Conformed copy of Shareholder Services Agreement, and
                   Exhibits A, B, and C, thereto (10);
       (i)   Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered (7);
       (j)   Conformed copy of Consent of Independent Public Accountants; (11)
       (k)   Not applicable;
       (l)   Conformed Copy of Initial Capital Understanding (7);
       (m)   (i)   Copy of Rule 12b-1 Distribution Plan (6);
             (ii)  Conformed Copy of Exhibit A to Rule 12b-1 Plan on behalf of 111 Corcoran Equity Fund (7);
             (iii) Copy of Rule 12b-1 Agreement (6);
             (iv)  Copy of Fee Schedule for Rule 12b-1 Agreement with
                        Federated Securities Corp. (6);
            (n)   Not applicable;

             (o)     (i)  Conformed Copy of Power of Attorney of the
Registrant (11);
             (p)     (i)  Conformed Copy of Code of Ethics of Registrant (11);
                   (ii) Conformed Copy of Code of Ethics of Registrant for
                   Access
                        Persons (11);

------------------------------------------------------------------------------

      + All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 3, 1994 (File Nos. 33-45753 and 811-6561)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 24, 1995 (File Nos. 33-45753 and 811-6561)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed July 21, 1998 (File Nos. 33-45753 and 811-6561)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed July 23, 1999 (File Nos. 33-45753 and 811-6561)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 24, 2001 (File Nos. 33-45753 and 811-6561)


Item 24.    Persons Controlled by or Under Common Control with Registrant

            None

Item 25.    Indemnification:  1


Item 26.    Business and Other Connections of Investment Adviser and
Sub-Adviser:

(a) Commerce Capital Management, Inc (CCMI), the Fund's adviser, was founded in 1984. CCMI is a national investment adviser within National Commerce Corporation. CCMI is a wholly owned subsidiary of National Commerce Fiancial Corporation. The principal executive offices are located at 850 Raleigh Road, Suite 300, Chapel Hill, North Carolina.

As of June 30, 2001, the Advisor managed $1.02 billion. The Trust Division manages 4 commingled funds with assets of approximately $125 million.


+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 19, 1992 (File Nos. 33-45753 and 811-6561)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed July 23, 1999 (File Nos. 33-45753 and 811-6561)


      Franklin Street Advisors, Inc. is CCMI Equity Fund's sub-adviser. The principal executive offices of the sub-adviser are located at 1450 Ralegh Road, Suite 300, Chapel Hill, NC. The sub-adviser is a registered investment advisory firm founded in 1990, and currently manages assets in excess of $1.33 Billion. Franklin Street Advisors, Inc. has not previously acted as an investment adviser to an investment company. Franklin Street Advisors, Inc. is a wholly-owned subsidiary of Franklin Street Partners, Inc., a privately-owned holding company. Franklin Street Partners, Inc. also owns a private non-depository trust bank, Franklin Street Trust Company, as well as another subsidiary, Franklin Street Securities, Inc.

      The principal executive officers of the Fund's Investment Adviser and Sub-Adviser, the Directors of the Fund's Adviser and Sub-Adviser, and Partners of the Fund's Sub-Adviser are set forth in the following tables.



(b)

(1)                                   (2)               (3)
                                                        Other Substantial
                                Position with           Business, Profession,
Name                            the Adviser             Vocation or Employment

Robert Pl. Langell              Chairman;                    --
                                Chief Executive Officer
                                and Director

Lon Magness                     President and Director       --


W. Neely Mallory, III           Director                President, The Mallory
                                                        Group

James McGehee, Jr.              Director                Chairman, McGehee
                                                        Realty and Development



(1)                                   (2)               (3)
                                                        Other Substantial
                                Position with           Business, Profession,
Name                            the Adviser             Vocation or Employment

Lewis E. Holland                Director                President and CEO,
Financial Enterprises,                                  National Commerce
                                                        Financial Corporation

Thomas W. Murray                Director                Trust Division
                                                        Manager, National
                                                        Commerce Finanacial
                                                        Corporation

Tim Smyth                       Director                Trust Division
                                                        Manager, National
                                                        Bank and Commerce



Item 27.  Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.


            (b)

         (1)                          (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name               With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

         (1)                          (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name               With Registrant
---------------------         ------------------      ---------------------

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman

         (1)                          (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name               With Registrant
---------------------         ------------------      ---------------------
Vice Presidents:              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright



Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

      The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

      (c)   Not applicable



Item 28.    Location of Accounts and Records:

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15223-3779

(Notices should be sent to the Agent for Service at the above address)

                                                5800 Corporate Drive
                                                Pittsburgh, PA  15237-7010

            Federated Shareholder Services      P.O. Box 8600
            Company                             Boston, MA  02266-8600
            ("Transfer Agent and Dividend
            Disbursing Agent")

            Federated Administrative Services   Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Commerce Capital Management, Inc.   850 Ridgelake Boulevard
            ("Adviser")                         #101, Mephis, TN 38120


            Franklin Street Advisors, Inc.      1450 Raleigh Raod, Suite 300
            ("Sub-Adviser")                     Chapel Hill, NC 27517

            Fifth Third Bank                    38 Fountain Square Plaza
            ("Custodian")                       Cincinnati, OH 45263


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

      Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CCB FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of May 2002.

                                  CCB FUNDS

                              BY: /s/C. Grant Anderson
                              C. Grant Anderson, Assistant Secretary
                              Attorney in Fact for John F. Donahue
                              May 31, 2002

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/C. Grant Anderson            Attorney In Fact        May 31, 2002
    C. Grant Anderson               For the Persons
    ASSISTANT SECRETARY             Listed Below

John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

Edward C. Gonzales*                 President, Treasurer
                                    and Trustee (Principal
                                    Financial and Accounting Officer)

J. Christopher Donahue              Executive Vice President and Trustee

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis            Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr.*                Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee


* By Power of Attorney